Cover	Apr. 13, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Ideal Power Inc. (the "Company") is filing this Amendment No. 1 to amend the Company's Current Report on Form 8-K filed on March 14, 2022 (the "Prior 8-K") to update certain disclosures therein under Item 5.02. The disclosure contained in Item 5.02 of the Prior 8-K is hereby supplemented and amended by the disclosure contained in Item 5.02 of this Amendment No. 1.
Document Period End Date	Apr. 13, 2022
Entity File Number	001-36216
Entity Registrant Name	IDEAL POWER INC.
Entity Central Index Key	0001507957
Entity Tax Identification Number	14-1999058
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5508 Highway 290 West
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	264-1542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IPWR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false